Revenues - geographical distribution of revenues from external customers (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 3,794,345	$ 5,651,502	$ 7,350,946
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		348,570	557,639
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		5,116,927	6,086,527
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		186,005	706,780
Sale of electric boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		1,612,699	2,557,085
Sale of electric boats | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		348,570	557,639
Sale of electric boats | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		1,078,124	1,292,666
Sale of electric boats | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		186,005	706,780
Rental of electric boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		4,038,803	4,793,861
Rental of electric boats | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 4,038,803	$ 4,793,861